Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Net income attributable to equity holders of the bank	689	1,497	2,281	3,007
Dividends on preferred shares and distributions payable on other equity instruments	(52)	(48)	(122)	(100)
Net income available to common shareholders	637	1,449	2,159	2,907
Weighted-average number of common shares outstanding (in thousands)	639,629	638,574	639,537	638,753
Basic earnings per share (Canadian $)	1.00	2.27	3.38	4.55
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	637	1,449	2,159	2,907
Weighted-average number of common shares outstanding (in thousands)	639,629	638,574	639,537	638,753
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,433	6,037	3,503	5,356
Common shares potentially repurchased	(2,844)	(4,351)	(2,550)	(3,787)
Weighted-average number of diluted common shares outstanding (in thousands)	640,218	640,260	640,490	640,322
Diluted earnings per share (Canadian $)	1.00	2.26	3.37	4.54

(1)
In computing diluted earnings per share we excluded average stock options outstanding of 3,235,957 and 3,074,700 with a weighted-average exercise price of $99.98 and $99.81, respectively, for the three and six months ended April 30, 2020 (687,059 and 1,343,031 with a weighted-average exercise price of $104.14 and $101.82, respectively, for the three and six months ended April 30, 2019) as the average share price for the period did not exceed the exercise price.